Equity Incentive Plans and Stock-Based Compensation - Summary of RSUs Activities and Related Information (Detail) - Restricted Stock Units (RSUs)	9 Months Ended
Sep. 30, 2020 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested RSUs, Granted | shares	17,647
Unvested RSUs, Vested | shares	(8,823)
Unvested RSUs, Ending balance | shares	8,824
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	$ 17.00
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	17.00
Weighted-Average Grant Date Fair Value Per Share, Ending balance | $ / shares	$ 17.00